Convertible Notes Payable - Additional Information (Details) - USD ($)					4 Months Ended	12 Months Ended
	Feb. 12, 2020	Apr. 25, 2018	Nov. 19, 2017	Nov. 16, 2017	Apr. 25, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Apr. 06, 2020	Jan. 05, 2018
Schedule of Convertible Notes [Line Items]
Sale and issuance of common shares	$ 10,000,000
Fair value per share	$ 11.00
Accrued interest converted into common stock	132,739
Discounted price per share	$ 8.80
Accrued interest	$ 369,660
Fair value of the common shares issued						$ 306,641
Interest rate						6.00%		6.00%	2.00%
Accrued interest							$ 349,891
Debt discount							296,437
Amortization debt discount						$ 16,475	130,433
Convertible Debt [Member]
Schedule of Convertible Notes [Line Items]
Aggregate principal amount of convertible notes	$ 2,800,000
Accrued interest converted into common stock	1,005,458
Discounted price per share	$ 8.80
Two Thousand And Seventeen Convertible Notes [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds			$ 2,500,000	$ 2,500,000
Interest rate			6.00%
Principal and interest maturity date			4 years
Sale of stock			$ 10,000,000
Conversion price description			outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price
Accrued interest		$ 200,000			$ 200,000
Two Thousand And Eighteen Note [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds		$ 300,000
Interest rate		6.00%			6.00%
Principal and interest maturity date		4 years
Sale of stock		$ 10,000,000
Conversion price description		outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price.
Accrued interest										$ 100,000
Two Thousand Seventeen And Eighteen Convertible Notes Payable[Member]
Schedule of Convertible Notes [Line Items]
Debt discount						493,982	57,204
Recognized loss						$ 27,160	$ 162,866
Two Thousand Eighteen Convertible Notes Payable [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds					$ 300,000
As Previously Reported
Schedule of Convertible Notes [Line Items]
Accrued interest converted into common stock	42,006
As Previously Reported | Convertible Debt [Member]
Schedule of Convertible Notes [Line Items]
Accrued interest converted into common stock	318,183